Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP – American Century Diversified Bond Fund Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
CTIVP – American Century Diversified Bond Fund Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – American Century Diversified Bond Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
CTIVP – American Century Diversified Bond Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – American Century Diversified Bond Fund Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond Fund Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
CTIVP – American Century Diversified Bond Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CTIVP – American Century Diversified Bond Fund Class 2 | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – American Century Diversified Bond Fund Class 2 | Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
CTIVP – American Century Diversified Bond Fund Class 2 | Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
CTIVP – American Century Diversified Bond Fund Class 2 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
CTIVP – American Century Diversified Bond Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
CTIVP – American Century Diversified Bond Fund Class 2 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
CTIVP – American Century Diversified Bond Fund Class 2 | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CTIVP – American Century Diversified Bond Fund Class 2 | Residential Mortgage Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – American Century Diversified Bond Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – American Century Diversified Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – American Century Diversified Bond Fund Class 2 | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – American Century Diversified Bond Fund Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
CTIVP – American Century Diversified Bond Fund Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
CTIVP – American Century Diversified Bond Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
CTIVP – American Century Diversified Bond Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
CTIVP – American Century Diversified Bond Fund Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CTIVP – American Century Diversified Bond Fund Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
CTIVP – American Century Diversified Bond Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CTIVP – American Century Diversified Bond Fund Class 1 | Credit Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
CTIVP – American Century Diversified Bond Fund Class 1 | Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
CTIVP – American Century Diversified Bond Fund Class 1 | Interest Rate Risks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
CTIVP – American Century Diversified Bond Fund Class 1 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
CTIVP – American Century Diversified Bond Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
CTIVP – American Century Diversified Bond Fund Class 1 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
CTIVP – American Century Diversified Bond Fund Class 1 | Asset Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CTIVP – American Century Diversified Bond Fund Class 1 | Residential Mortgage Backed Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP – American Century Diversified Bond Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
CTIVP – American Century Diversified Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
CTIVP – American Century Diversified Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
CTIVP – American Century Diversified Bond Fund Class 1 | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%